Intangible Assets - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2022 EUR (€)	Jan. 01, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intellectual property protection period		20 years
Impairment loss			€ 0
Disposals, intangible assets other than goodwill		€ 300
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired		900
Milestone Payments		€ 300
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Description of key assumptions		The recoverable amount associated to this CGU is calculated based on the fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. As of December 31, 2021, the calculations used cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales on CYAD-101 and CYAD-211 and sublicense income associated with CYAD-02. CGU recoverable value, determined accordingly, exceeded its carrying amount.
Discount Rate WACC [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of estimated discount rate			13.40%
C-Cathez [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	2 years
Intangible assets				€ 900	$ 1.0
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		3 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		5 years